EMPLOYEE FUTURE BENEFITS (Details 9)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Rate of compensation increase	1.50%	1.00%
Rate of compensation increase	1.50%	1.00%
Expected rate of return on plan assets	6.25%	6.30%
Extended health benefits
Initial health care cost trend rate	5.00%	5.50%
Annual rate of decline in trend rate	0.50%	0.50%
Ultimate health care cost trend rate	4.50%	4.50%
Dental benefits:
Dental care cost trend rate	3.00%	3.00%
Medical services plan benefits:
Premium trend rate	4.50%	4.50%
Pension programs [Member]
Discount rate	3.70%	3.80%
Discount rate	3.70%	3.80%
Post-retirement programs other than pensions [Member]
Discount rate	4.00%	3.80%
Discount rate	4.00%	3.80%